Annual Fund Operating Expenses - Global X Funds	Apr. 01, 2026
Global X MLP ETF Series | Global X MLP ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.32%	[1]
Expenses (as a percentage of Assets)	0.77%
Global X MLP & Energy Infrastructure ETF Series | Global X MLP & Energy Infrastructure ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.45%
Global X Alternative Income ETF Series | Global X Alternative Income ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.50%
Global X Conscious Companies ETF Series | Global X Conscious Companies ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.43%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.43%
Global X U.S. Preferred ETF Series | Global X U.S. Preferred ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.23%
Global X S&P 500® Quality Dividend ETF | Global X S&P 500 Quality Dividend ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.20%
Global X Adaptive U.S. Factor ETF | Global X Adaptive U.S. Factor ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.27%
Global X Variable Rate Preferred ETF | Global X Variable Rate Preferred ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.25%
Global X Adaptive U.S. Risk Management ETF | Global X Adaptive U.S. Risk Management ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.39%
Global X 1-3 Month T-Bill ETF | Global X 1-3 Month T-Bill ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.07%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.07%
Global X U.S. Cash Flow Kings 100 ETF | Global X U.S. Cash Flow Kings 100 ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.25%
Global X Short-Term Treasury Ladder ETF | Global X Short-Term Treasury Ladder ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.12%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.12%
Global X Intermediate-Term Treasury Ladder ETF | Global X Intermediate-Term Treasury Ladder ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.12%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.12%
Global X Long-Term Treasury Ladder ETF | Global X Long-Term Treasury Ladder ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.12%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.12%
Global X PureCap MSCI Communication Services ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 1, 2027
Global X PureCap MSCI Communication Services ETF | Global X PureCap MSCI Communication Services ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.25%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.15%
Global X PureCap MSCI Consumer Discretionary ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 1, 2027
Global X PureCap MSCI Consumer Discretionary ETF | Global X PureCap MSCI Consumer Discretionary ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[4]
Expenses (as a percentage of Assets)	0.25%
Fee Waiver or Reimbursement	(0.10%)	[5]
Net Expenses (as a percentage of Assets)	0.15%
Global X PureCap MSCI Information Technology ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 1, 2027
Global X PureCap MSCI Information Technology ETF | Global X PureCap MSCI Information Technology ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[6]
Expenses (as a percentage of Assets)	0.25%
Fee Waiver or Reimbursement	(0.10%)	[7]
Net Expenses (as a percentage of Assets)	0.15%
Global X PureCap MSCI Consumer Staples ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 1, 2027
Global X PureCap MSCI Consumer Staples ETF | Global X PureCap MSCI Consumer Staples ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[8]
Expenses (as a percentage of Assets)	0.25%
Fee Waiver or Reimbursement	(0.10%)	[9]
Net Expenses (as a percentage of Assets)	0.15%
Global X PureCap MSCI Energy ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 1, 2027
Global X PureCap MSCI Energy ETF | Global X PureCap MSCI Energy ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[10]
Expenses (as a percentage of Assets)	0.25%
Fee Waiver or Reimbursement	(0.10%)	[11]
Net Expenses (as a percentage of Assets)	0.15%
Global X U.S. 500 ETF | Global X U.S. 500 ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.02%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[12]
Expenses (as a percentage of Assets)	0.02%
Global X U.S. Natural Gas ETF | Global X U.S. Natural Gas ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[13]
Expenses (as a percentage of Assets)	0.45%
Global X Zero Coupon Bond 2030 ETF | Global X Zero Coupon Bond 2030 ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.07%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[14]
Expenses (as a percentage of Assets)	0.07%
Global X Zero Coupon Bond 2031 ETF | Global X Zero Coupon Bond 2031 ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.07%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[15]
Expenses (as a percentage of Assets)	0.07%
Global X Zero Coupon Bond 2032 ETF | Global X Zero Coupon Bond 2032 ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.07%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[14],[16]
Expenses (as a percentage of Assets)	0.07%
Global X Zero Coupon Bond 2033 ETF | Global X Zero Coupon Bond 2033 ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.07%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[17]
Expenses (as a percentage of Assets)	0.07%
Global X Zero Coupon Bond 2034 ETF | Global X Zero Coupon Bond 2034 ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.07%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[18]
Expenses (as a percentage of Assets)	0.07%
Global X Zero Coupon Bond 2035 ETF | Global X Zero Coupon Bond 2035 ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.07%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[19]
Expenses (as a percentage of Assets)	0.07%
Global X Millennial Consumer ETF Series | Global X Millennial Consumer ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.50%
Global X Aging Population ETF | Global X Aging Population ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.50%
Global X FinTech ETF Series | Global X FinTech ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.68%
Global X Internet of Things ETF Series | Global X Internet of Things ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.68%
Global X Robotics & Artificial Intelligence ETF Series | Global X Robotics & Artificial Intelligence ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.68%
Global X U.S. Infrastructure Development ETF Series | Global X U.S. Infrastructure Development ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.47%
Global X Autonomous & Electric Vehicles ETF | Global X Autonomous & Electric Vehicles ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.68%
Global X Artificial Intelligence & Technology ETF | Global X Artificial Intelligence & Technology ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.68%
Global X Genomics & Biotechnology ETF | Global X Genomics & Biotechnology ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.50%
Global X Cloud Computing ETF | Global X Cloud Computing ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.68%
Global X Cybersecurity ETF | Global X Cybersecurity ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.50%
Global X Dorsey Wright Thematic ETF | Global X Dorsey Wright Thematic ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.50%
Global X Video Games & Esports ETF | Global X Video Games & Esports ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.50%
Global X HealthTech ETF | Global X HealthTech ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%	[20]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.50%
Global X ClimateTech ETF | Global X ClimateTech ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.50%
Global X Data Center & Digital Infrastructure ETF | Global X Data Center & Digital Infrastructure ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.50%
Global X Clean Water ETF Series | Global X Clean Water ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.50%
Global X AgTech & Food Innovation ETF Series | Global X AgTech & Food Innovation ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.50%
Global X Blockchain ETF Series | Global X Blockchain ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.50%
Global X Hydrogen ETF Series | Global X Hydrogen ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.50%
Global X Defense Tech ETF | Global X Defense Tech ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.50%
Global X Infrastructure Development ex-U.S. ETF | Global X Infrastructure Development ex-U.S. ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.55%
Global X AI Semiconductor & Quantum ETF | Global X AI Semiconductor & Quantum ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[21]
Expenses (as a percentage of Assets)	0.50%
Global X Emerging Markets Bond ETF | Global X Emerging Markets Bond ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.39%
Global X Emerging Markets ex-China ETF | Global X Emerging Markets ex-China ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%	[22]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.66%
Global X Emerging Markets Great Consumer ETF | Global X Emerging Markets Great Consumer ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%	[23]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.65%
Global X Brazil Active ETF | Global X Brazil Active ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.75%
Global X India Active ETF | Global X India Active ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.75%
Global X Investment Grade Corporate Bond ETF | Global X Investment Grade Corporate Bond ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.14%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%	[24]
Expenses (as a percentage of Assets)	0.15%
Global X Interest Rate Volatility & Inflation Hedge ETF | Global X Interest Rate Volatility & Inflation Hedge ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.45%

[1]	Other Expenses may not reflect the tax benefits or expenses that the Fund will realize during the current fiscal year as it reflects the tax benefits or expenses realized during the prior fiscal year. The Fund is classified for federal income tax purposes as a taxable regular corporation or so-called Subchapter ''C'' corporation. As a ''C'' corporation, the Fund accrues deferred tax liability for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of master limited partnerships considered to be a return of capital and for any net operating gains. The Fund's accrued deferred tax liability, if any, is reflected each day in the Fund's net asset value per share. The deferred income tax expense/(benefit) represents an estimate of the Fund's potential tax expense/(benefit) if it were to recognize the unrealized gains/(losses) in the portfolio. An estimate of deferred income tax expense/(benefit) is dependent upon the Fund's net investment income/(loss) and realized and unrealized gains/(losses) on investments and such expenses may vary greatly from year to year and from day to day depending on the nature of the Fund's investments, the performance of those investments and general market conditions. Therefore, any estimate of deferred income tax expense/(benefit) cannot be reliably predicted from year to year. The Fund also accrues state franchise tax liability. State franchise taxes are separate and distinct from state income taxes. State franchise taxes are imposed on a corporation for the right to conduct business in the state and typically are based off the net worth or capital apportioned to a state. Due to the nature of the Fund's investments, the Fund may be required to file franchise state returns in several states. For the fiscal year ended November 30, 2025, the Fund had net operating income of $12,349,009, accrued $6,094,223 in deferred income tax expense and accrued $305,946 in current income tax benefit and franchise tax benefit.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.
[3]	Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.15% of the Fund's average daily net assets per year, until at least April 1, 2027.
[4]	Other Expenses are based on estimated amounts for the current fiscal year.
[5]	Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.15% of the Fund's average daily net assets per year, until at least April 1, 2027.
[6]	Other Expenses are based on estimated amounts for the current fiscal year.
[7]	Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.15% of the Fund's average daily net assets per year, until at least April 1, 2027.
[8]	Other Expenses are based on estimated amounts for the current fiscal year.
[9]	Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.15% of the Fund's average daily net assets per year, until at least April 1, 2027.
[10]	Other Expenses are based on estimated amounts for the current fiscal year.
[11]	Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.15% of the Fund's average daily net assets per year, until at least April 1, 2027.
[12]	Other Expenses are based on estimated amounts for the current fiscal year.
[13]	Other Expenses are based on estimated amounts for the current fiscal year.
[14]	Other Expenses are based on estimated amounts for the current fiscal year.
[15]	Other Expenses are based on estimated amounts for the current fiscal year.
[16]	Other Expenses are based on estimated amounts for the current fiscal year.
[17]	Other Expenses are based on estimated amounts for the current fiscal year.
[18]	Other Expenses are based on estimated amounts for the current fiscal year.
[19]	Other Expenses are based on estimated amounts for the current fiscal year.
[20]	Management fees have been restated to reflect a reduction in the Fund's contractual management fee effective April 1, 2025.
[21]	Other Expenses are based on estimated amounts for the current fiscal year.
[22]	Management fees have been restated to reflect a reduction in the Fund's contractual management fee effective April 1, 2026.
[23]	Management fees have been restated to reflect a reduction in the Fund's contractual management fee effective April 1, 2026.
[24]	Other Expenses are based on estimated amounts for the current fiscal year.